Other (Expense) Income - Components of Other (Expense) Income (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Other Liabilities Disclosure [Abstract]
Foreign exchange (loss) gain	$ (625)	$ (87)	$ (13)	$ 1,048
Other (expense) income		1,027		1,035
Other Nonoperating Expense	(593)		(462)
Total	$ (1,218)	$ 940	$ (475)	$ 2,083